As filed with the Securities and Exchange Commission on September 14, 2015

1933 Act Registration No. 333-167073
1940 Act Registration No.   811-22417

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933                          [   ]
Pre-Effective Amendment No. __                                                                    [   ]
Post-Effective Amendment No. 45                                                                   [X]
and/or
Registration Statement Under the Investment Company Act of 1940       [   ]
Amendment No. 46                                                                                             [X]

Destra Investment Trust
(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (630) 241-4200

                                                                                                   Copy to:
                                                                                              Rick Grove                                                                           Morrison Warren, Esq.
                                                                                              Destra Investment Trust                                                       Chapman and Cutler LLP
                                                                                             One North Wacker, 48th Floor                                           111 West Monroe Street
                                                                                             Chicago, Illinois 60606                                                       Chicago, Illinois 60603
                         (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)
[X] on September 23, 2015 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT

               This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 45, as it relates to Destra Wolverine Alternative Opportunities Fund, a series of the Registrant, until September 23, 2015.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 37 under the Securities Act of 1933 as it relates to Destra Wolverine Alternative Opportunities Fund, filed on April 7, 2015, are incorporated by reference herein.

Signatures

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 14th day of September, 2015.

Destra Investment Trust

By:   /s/ Derek Mullins
Derek Mullins
Chief Financial Officer & Treasurer

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
Nicholas Dalmaso*	Trustee	}
}
John S. Emrich*	Trustee	}	By /s/ Derek Mullins
		}	Derek Mullins Attorney-In-Fact
Michael S. Erickson*	Trustee	}	September 14, 2015
}
James Bernard Glavin*	Trustee	}

* An original power of attorney authorizing Derek Mullins and Rick Grove to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.